Intangible Assets - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 24, 2022	Sep. 25, 2021	Sep. 26, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 0.5	$ 0.5	$ 0.4